Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Segments of Operations [Abstract]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss	The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.” The Company evaluates the performance of its reportable operating segments based on net sales and operating loss.
	Year ended December 31, 2023 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$116	$9,462	$327	$9,905
Segment operating loss	(42,231)	(4,288)	(16,070)	(62,589)
Financial income				1,652
Realized loss from sale of marketable securities				(178)
Loss before taxes on income				$(61,115)

Depreciation and amortization expenses	$1,036	$12	$150	$1,198
Change in obligation in earn-out liabilities	$-	$(4,488)	$-	$(4,488)
Goodwill impairment	$-	$7,055	$365	$7,420
Stock based compensation	$5,678	$202	$958	$6,838

Total Assets	$130,665	$21,709	$66,274	$218,648
Expenditures for segment’s assets	$3,184	$81	$38	$3,303

	Year ended December 31, 2022 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$8,235	$343	$8,578
Segment operating loss	(67,066)	(2,760)	(47,884)	(117,710)
Financial income				789
Loss before taxes on income				$(116,921)

Depreciation and amortization expenses	$611	$2,642	$8,259	$11,512
Change in obligation in earn-out liabilities	$-	$840	$(21,216)	$(20,376)
Goodwill impairment	$-	$-	$50,878	$50,878
Stock based compensation	$17,049	$224	$1,350	$18,623

Total Assets	$148,352	$30,753	$74,828	$253,933
Expenditures for segment’s assets	$8,140	$15	$26	$8,181
	Year ended December 31, 2021 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$1,034	$270	$1,304
Segment operating loss	(56,875)	(530)	(4,153)	(61,558)
Financial expense				(288)
Loss before taxes on income				$(61,846)

Depreciation and amortization expenses	458	441	1,393	2,292
Stock based compensation	$18,433	$37	$336	$18,806

Total Assets	$195,621	$31,802	$135,747	$363,170
Expenditures for segment’s assets	$23,139	$2,859	$19	$26,017

Schedule of Property and Equipment by Geography	Long-lived assets by geography
	Year Ended December 31
	2023	2022	2021
Israel	7,360	5,476	4,986
South Korea	38,921	38,922	33,949
Unites States	635	159	29
Japan	-	145	196
	46,916	44,702	39,160